Fair Value Measurements - Summary Financial Assets Measured at Fair Value on a Recurring Basis (Details) - Fair Value Measurements Recurring [Member] - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents, Money market funds	$ 62,244
Cash equivalents, U.S. Treasury bills	38,433
Total assets	443,187
Marketable Debt Securities [Member] | U.S. Treasury Bills [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable debt securities	287,123
Marketable Debt Securities [Member] | U.S. Government Agency Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable debt securities	55,387
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents, Money market funds	62,244	$ 12,698
Total assets	62,244	12,698
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents, U.S. Treasury bills	38,433	7,175
Total assets	380,943	169,114
Level 2 [Member] | Marketable Debt Securities [Member] | U.S. Treasury Bills [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable debt securities	287,123	131,939
Level 2 [Member] | Marketable Debt Securities [Member] | U.S. Government Agency Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable debt securities	$ 55,387	30,000
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents, Money market funds		12,698
Cash equivalents, U.S. Treasury bills		7,175
Total assets		181,812
Level 3 [Member] | Marketable Debt Securities [Member] | U.S. Treasury Bills [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable debt securities		131,939
Level 3 [Member] | Marketable Debt Securities [Member] | U.S. Government Agency Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable debt securities		$ 30,000